UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6670

        Credit Suisse Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Institutional Fund, Inc. — Large Cap Value Portfolio
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.5%)
Aerospace & Defense (4.3%)
L-3 Communications Holdings, Inc.	4,000	$312,920
Lockheed Martin Corp.	4,200	262,080
United Technologies Corp.	12,400	628,680

		1,203,680

Auto Components (1.0%)
Johnson Controls, Inc.	4,900	281,456

Banks (15.5%)
Bank of America Corp.	19,900	867,640
Hudson City Bancorp, Inc.	36,503	431,835
Mellon Financial Corp.	16,400	499,544
Mercantile Bankshares Corp.	2,600	144,664
North Fork Bancorporation, Inc.	20,150	551,909
U.S. Bancorp	9,200	276,552
Wachovia Corp.	14,100	710,358
Wells Fargo & Co.	14,200	871,028

		4,353,530

Building Products (1.0%)
American Standard Companies, Inc.	6,400	283,392

Chemicals (3.1%)
Du Pont (E. I.) de Nemours & Co.	13,100	559,108
PPG Industries, Inc.	5,000	325,150

		884,258

Computers & Peripherals (0.9%)
International Business Machines Corp.	3,000	250,380

Containers & Packaging (1.0%)
Smurfit-Stone Container Corp.*	22,900	277,777

Diversified Financials (8.5%)
Capital One Financial Corp.	6,300	519,750
Citigroup, Inc.	17,400	756,900
Fannie Mae	9,500	530,670
Freddie Mac	4,200	265,776
Lehman Brothers Holdings, Inc.	3,000	315,390

		2,388,486

Diversified Telecommunication Services (4.4%)
ALLTEL Corp.	6,000	399,000
Sprint Nextel Corp.	12,200	328,180
Telus Corp.	15,000	523,500

		1,250,680

Electric Utilities (0.9%)
Progress Energy, Inc.	5,900	263,199

Electrical Equipment (1.0%)
Emerson Electric Co.	4,400	289,520

	Number of
	Shares	Value

COMMON STOCKS
Electronic Equipment & Instruments (1.3%)
Diebold, Inc.	7,400	$367,632

Energy Equipment & Services (2.0%)
Weatherford International, Ltd.*	8,700	550,536

Food Products (1.7%)
General Mills, Inc.	10,200	483,480

Healthcare Providers & Services (2.0%)
Aetna, Inc.	7,100	549,540

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	9,900	308,583

Household Products (3.1%)
Procter & Gamble Co.§	15,900	884,517

Industrial Conglomerates (5.9%)
General Electric Co.	16,100	555,450
Textron, Inc.	4,800	356,016
Tyco International, Ltd.	24,500	746,515

		1,657,981

Insurance (8.1%)
Allstate Corp.	8,100	496,206
AMBAC Financial Group, Inc.	4,000	287,360
Hartford Financial Services Group, Inc.	11,000	886,270
St. Paul Travelers Companies, Inc.	13,500	594,270

		2,264,106

Machinery (2.6%)
Eaton Corp.	4,600	300,564
ITT Industries, Inc.	4,100	436,240

		736,804

Multiline Retail (1.7%)
Federated Department Stores, Inc.	6,200	470,394

Office Electronics (0.9%)
Zebra Technologies Corp. Class A*	6,500	253,500

Oil & Gas (13.6%)
Apache Corp.	7,200	492,480
Burlington Resources, Inc.	7,300	468,003
ConocoPhillips	20,300	1,270,577
Denbury Resources, Inc.*	6,000	280,800
Exxon Mobil Corp.	13,600	799,000
Murphy Oil Corp.	6,600	350,064
Pioneer Natural Resources Co.	4,100	177,653

		3,838,577

Pharmaceuticals (4.6%)
American Pharmaceutical Partners, Inc.*	3,300	149,787
Johnson & Johnson	10,300	658,788
Pfizer, Inc.	9,700	257,050
Schering-Plough Corp.	10,800	224,856

		1,290,481

	Number of
	Shares	Value

COMMON STOCKS
Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.	5,100	$276,675

Semiconductor Equipment & Products (1.1%)
Intel Corp.	11,700	317,538

Specialty Retail (3.9%)
Best Buy Co., Inc.	7,600	582,160
Office Depot, Inc.*	18,200	516,516

		1,098,676

Tobacco (2.3%)
Altria Group, Inc.	9,700	649,512

TOTAL COMMON STOCKS (Cost $22,135,404)		27,724,890

SHORT-TERM INVESTMENTS (3.2%)
State Street Navigator Prime Fund §§	638,721	638,721
	Par
	(000)

State Street Bank and Trust Co.
Euro Time Deposit, 2.350%, 8/01/05	$ 253	253,000

TOTAL SHORT-TERM INVESTMENTS (Cost $891,721)		891,721

TOTAL INVESTMENTS AT VALUE (101.7%) (Cost $23,027,125)		28,616,611
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(472,278)

NET ASSETS (100.0%)		$28,144,333

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $23,027,125, $5,889,022, $(299,536) and $5,589,486, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.2%)
Argentina (3.0%)
Oil & Gas (3.0%)
Repsol YPF SA§	29,280	$819,191

TOTAL ARGENTINA		819,191

Belgium (1.6%)
Beverages (1.6%)
InBev NV	11,555	430,089

TOTAL BELGIUM		430,089

Canada (1.1%)
Diversified Telecommunication Services (1.1%)
Rogers Communications, Inc. Class B	7,800	287,899

TOTAL CANADA		287,899

Denmark (1.0%)
Pharmaceuticals (1.0%)
Novo Nordisk AS Series B	5,300	274,332

TOTAL DENMARK		274,332

France (14.3%)
Banks (2.3%)
Societe Generale§	5,815	635,781

Diversified Telecommunication Services (2.5%)
France Telecom SA§	21,965	678,861

Insurance (2.2%)
Axa	22,340	610,839

Media (2.2%)
Lagardere S.C.A.§	8,315	600,857

Oil & Gas (2.5%)
Gaz de France*	5,405	177,785
Total SA§	2,060	516,083

		693,868

Textiles & Apparel (2.6%)
LVMH Moet Hennessy Louis Vuitton SA§	8,356	693,996

TOTAL FRANCE		3,914,202

Germany (5.4%)
Aerospace & Defense (0.8%)
MTU Aero Engines Holding AG*	6,711	211,124

Auto Components (1.3%)
Continental AG	4,595	356,376

Banks (0.9%)
Bayerische Hypo-und Vereinsbank AG*	9,595	252,292

Electric Utilities (2.4%)
E.ON AG*	7,136	661,389

TOTAL GERMANY		1,481,181

	Number of
	Shares	Value

COMMON STOCKS
Hong Kong (3.4%)
Diversified Telecommunication Services (1.2%)
China Netcom Group Corp. ADR§	10,310	$317,239

Real Estate (2.2%)
Sun Hung Kai Properties, Ltd.	58,000	597,299

TOTAL HONG KONG		914,538

Hungary (1.2%)
Banks (1.2%)
OTP Bank Rt.	8,550	321,545

TOTAL HUNGARY		321,545

Italy (5.0%)
Banks (1.9%)
SanPaolo IMI SpA*§	35,385	512,194

Oil & Gas (3.1%)
Eni SpA§	29,915	849,059

TOTAL ITALY		1,361,253

Japan (19.1%)
Auto Components (0.9%)
Bridgestone Corp.	13,000	254,282

Banks (1.8%)
Bank of Yokohama, Ltd.	89,000	504,162

Chemicals (3.6%)
Kuraray Company, Ltd.	59,000	529,659
Shin-Etsu Chemical Company, Ltd.	12,000	455,026

		984,685

Diversified Financials (2.7%)
Nikko Cordial Corp.	54,000	231,228
ORIX Corp.	3,400	503,567

		734,795

Electronic Equipment & Instruments (1.1%)
Omron Corp.	14,300	305,402

Household Products (0.9%)
Uni-Charm Corp.	6,200	239,505

Machinery (3.2%)
Komatsu, Ltd.	55,000	517,870
THK Company, Ltd.§	16,100	356,563

		874,433

Specialty Retail (2.4%)
Yamada Denki Company, Ltd.§	11,500	649,806

Trading Companies & Distributors (2.5%)
Sumitomo Corp.§	80,000	674,535

TOTAL JAPAN		5,221,605

	Number of
	Shares	Value

COMMON STOCKS
Netherlands (6.5%)
Air Freight & Couriers (1.6%)
TPG NV§	16,580	$421,427

Banks (2.3%)
ABN AMRO Holding NV§	25,645	639,410

Food Products (2.6%)
Royal Numico NV*	17,060	720,632

TOTAL NETHERLANDS		1,781,469

Singapore (1.6%)
Banks (1.6%)
United Overseas Bank, Ltd.§	47,685	433,433

TOTAL SINGAPORE		433,433

South Korea (1.0%)
Machinery (1.0%)
Samsung Heavy Industries Company, Ltd.	25,000	284,446

TOTAL SOUTH KOREA		284,446

Sweden (2.8%)
Communications Equipment (1.1%)
Telefonaktiebolaget LM Ericsson§	87,580	300,166

Machinery (1.7%)
Sandvik AB	11,805	471,780

TOTAL SWEDEN		771,946

Switzerland (5.0%)
Banks (2.2%)
UBS AG	7,274	597,533

Insurance (1.0%)
Swiss Re*	4,245	270,650

Pharmaceuticals (1.8%)
Novartis AG	10,340	504,230

TOTAL SWITZERLAND		1,372,413

Taiwan (4.2%)
Metals & Mining (0.7%)
China Steel Corp.	241,500	201,197

Semiconductor Equipment & Products (3.5%)
MediaTek, Inc.	20,000	210,262
Taiwan Semiconductor Manufacturing Company, Ltd.	188,656	313,953
United Microelectronics Corp. ADR§	108,740	418,649

		942,864

TOTAL TAIWAN		1,144,061

	Number of
	Shares	Value

COMMON STOCKS
United Kingdom (19.0%)
Banks (4.4%)
Barclays PLC	27,500	$269,427
HSBC Holdings PLC	41,700	676,162
Royal Bank of Scotland Group PLC	8,991	267,551

		1,213,140

Beverages (0.8%)
SABMiller PLC	11,750	205,183

Commercial Services & Supplies (1.4%)
Hays PLC	174,705	392,773

Diversified Telecommunication Services (0.8%)
Cable & Wireless PLC	78,300	219,353

Metals & Mining (1.0%)
BHP Billiton PLC	19,485	277,324

Oil & Gas (2.2%)
BP PLC	53,642	590,985

Pharmaceuticals (3.6%)
AstraZeneca PLC	12,035	544,807
GlaxoSmithKline PLC	19,070	449,208

		994,015

Specialty Retail (0.9%)
Kingfisher PLC	51,057	231,027

Tobacco (1.9%)
Imperial Tobacco Group PLC	19,940	513,659

Wireless Telecommunication Services (2.0%)
Vodafone Group PLC	214,930	554,554

TOTAL UNITED KINGDOM		5,192,013

TOTAL COMMON STOCKS (Cost $20,116,198)		26,005,616

PREFERRED STOCKS (1.1%)
Brazil (1.1%)
Diversified Telecommunication Services (1.1%)
Telemar Norte Leste SA Class A (Cost $296,100)	13,200	298,118

SHORT-TERM INVESTMENTS (29.6%)
State Street Navigator Prime Fund§§	7,535,685	7,535,685
	Par
	(000)

State Street Bank and Trust Co.
Euro Time Deposit, 2.350%, 8/01/05	$ 547	547,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,082,685)		8,082,685

TOTAL INVESTMENTS AT VALUE (125.9%) (Cost $28,494,983)		34,386,419
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.9%)		(7,074,080)

NET ASSETS (100.0%)		$27,312,339

INVESTMENT ABBREVIATIONS ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,494,983, $6,149,083, $(257,647) and $5,891,436, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. — Select Equity Portfolio
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.4%)
Aerospace & Defense (6.2%)
Boeing Co.	5,500	$363,055
L-3 Communications Holdings, Inc.	3,600	281,628
United Technologies Corp.	7,700	390,390

		1,035,073

Banks (6.2%)
Mellon Financial Corp.	5,600	170,576
North Fork Bancorporation, Inc.	10,850	297,181
U.S. Bancorp	8,200	246,492
Wachovia Corp.	6,600	332,508

		1,046,757

Building Products (1.0%)
American Standard Companies, Inc.	3,900	172,692

Chemicals (2.7%)
Du Pont (E. I.) de Nemours & Co.	4,500	192,060
PPG Industries, Inc.	4,100	266,623

		458,683

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	2,400	136,008

Communications Equipment (2.3%)
Cisco Systems, Inc.*	12,700	243,205
Qualcomm, Inc.	3,700	146,113

		389,318

Computers & Peripherals (3.7%)
Dell, Inc.*	4,900	198,303
EMC Corp.*	14,500	198,505
International Business Machines Corp.	2,700	225,342

		622,150

Diversified Financials (5.0%)
Citigroup, Inc.	7,249	315,332
Goldman Sachs Group, Inc.	2,300	247,204
JPMorgan Chase & Co.	7,800	274,092

		836,628

Electric Utilities (3.2%)
Dominion Resources, Inc.	3,600	265,896
Exelon Corp.	4,900	262,248

		528,144

Electronic Equipment & Instruments (1.3%)
Broadcom Corp. Class A	5,200	222,404

Food & Drug Retailing (3.1%)
CVS Corp.	16,600	515,098

	Number of
	Shares	Value

COMMON STOCKS
Food Products (3.1%)
Campbell Soup Co.	8,300	$256,055
Kellogg Co.	5,800	262,798

		518,853

Healthcare Equipment & Supplies (2.1%)
Baxter International, Inc.	4,400	172,788
Beckman Coulter, Inc.	3,200	173,888

		346,676

Healthcare Providers & Services (3.3%)
UnitedHealth Group, Inc.	7,700	402,710
WellChoice, Inc.*	2,300	151,800

		554,510

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	5,900	183,903

Household Products (3.1%)
Kimberly-Clark Corp.	3,000	191,280
Procter & Gamble Co.	5,800	322,654

		513,934

Industrial Conglomerates (6.2%)
General Electric Co.	15,500	534,750
Textron, Inc.	2,200	163,174
Tyco International, Ltd.	10,900	332,123

		1,030,047

Insurance (8.5%)
Allstate Corp.	6,800	416,568
American International Group, Inc.	3,900	234,780
Hartford Financial Services Group, Inc.	2,400	193,368
Lincoln National Corp.	8,000	386,400
St. Paul Travelers Companies, Inc.	4,200	184,884

		1,416,000

Machinery (3.2%)
Caterpillar, Inc.	6,900	371,979
Eaton Corp.	2,400	156,816

		528,795

Media (2.9%)
Viacom, Inc. Class B	7,800	261,222
Walt Disney Co.	8,900	228,196

		489,418

Multiline Retail (2.0%)
J.C. Penney Company, Inc.	3,300	185,262
May Department Stores Co.	3,800	155,990

		341,252

Oil & Gas (8.9%)
Apache Corp.	3,900	266,760
Burlington Resources, Inc.	6,500	416,715
Devon Energy Corp.	3,400	190,706
Exxon Mobil Corp.	10,600	622,750

		1,496,931

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals (8.1%)
Hospira, Inc.*	4,700	$179,775
Johnson & Johnson	4,300	275,028
Medco Health Solutions, Inc.*	3,500	169,540
Pfizer, Inc.	8,000	212,000
Sepracor, Inc.*	3,400	177,990
Wyeth	7,400	338,550

		1,352,883

Semiconductor Equipment & Products (2.0%)
Intel Corp.	12,300	333,822

Software (5.6%)
Activision, Inc.*	4,800	97,632
Adobe Systems, Inc.	5,200	154,128
Electronic Arts, Inc.*§	4,600	264,960
Microsoft Corp.	16,324	418,058

		934,778

Specialty Retail (2.8%)
Ross Stores, Inc.	9,100	241,150
The Gap, Inc.	10,700	225,877

		467,027

TOTAL COMMON STOCKS (Cost $14,513,343)		16,471,784

SHORT-TERM INVESTMENTS (2.8%)
State Street Navigator Prime Fund§§	132,396	132,396

	Par
	(000)

State Street Bank and Trust Co.
Euro Time Deposit, 2.350%, 8/01/05	$ 338	338,000

TOTAL SHORT-TERM INVESTMENTS (Cost $470,396)		470,396

TOTAL INVESTMENTS AT VALUE (101.2%) (Cost $14,983,739)		16,942,180

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(206,241)

NET ASSETS (100.0%)		$16,735,939

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $14,983,739, $2,215,557, $(257,116) and $1,958,441, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. — Capital Appreciation Portfolio
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (97.0%)
Aerospace & Defense (9.6%)
Alliant Techsystems, Inc.*	1,200	$87,600
Boeing Co.	2,600	171,626
L-3 Communications Holdings, Inc.	2,700	211,221
Precision Castparts Corp.	1,800	161,964
United Technologies Corp.	3,400	172,380

		804,791

Banks (1.0%)
Hudson City Bancorp, Inc.	7,000	82,810

Biotechnology (6.3%)
Amgen, Inc.*	1,300	103,675
Genentech, Inc.*	2,000	178,660
Genzyme Corp.*	1,500	111,615
Gilead Sciences, Inc.*	1,800	80,658
Martek Biosciences Corp.*	1,300	56,667

		531,275

Chemicals (3.1%)
Chemtura Corp.	6,000	94,440
Monsanto Co.	2,500	168,425

		262,865

Communications Equipment (4.9%)
Comverse Technology, Inc.*	5,000	126,450
Corning, Inc.*	12,400	236,220
Motorola, Inc.	2,300	48,714

		411,384

Computers & Peripherals (3.2%)
Apple Computer, Inc. *	2,000	85,300
Avid Technology, Inc.*	1,800	74,070
NCR Corp.*	3,100	107,601

		266,971

Diversified Financials (2.2%)
Capital One Financial Corp.	2,200	181,500

Electronic Equipment & Instruments (3.2%)
Broadcom Corp. Class A*	3,000	128,310
Roper Industries, Inc.	1,300	99,775
Solectron Corp.*	10,100	38,784

		266,869

Energy Equipment & Services (1.4%)
Smith International, Inc.	1,200	81,528
Weatherford International, Ltd.*	600	37,968

		119,496

Food & Drug Retailing (1.8%)
CVS Corp.	4,800	148,944

	Number of
	Shares	Value

COMMON STOCKS
Food Products (2.4%)
Campbell Soup Co.	3,500	$107,975
Wm. Wrigley Jr. Co.	1,300	92,482

		200,457

Healthcare Equipment & Supplies (4.2%)
Dade Behring Holdings, Inc.	2,400	181,920
St. Jude Medical, Inc.	3,600	170,676

		352,596

Healthcare Providers & Services (5.6%)
Aetna, Inc.	1,000	77,400
LifePoint Hospitals, Inc.*	2,700	126,252
UnitedHealth Group, Inc.	1,600	83,680
WellPoint, Inc.	2,600	183,924

		471,256

Hotels, Restaurants & Leisure (3.9%)
Harrah’s Entertainment, Inc.	1,600	125,984
Starbucks Corp.*	2,200	115,610
Starwood Hotels & Resorts Worldwide, Inc.	1,400	88,648

		330,242

Household Durables (0.8%)
Fortune Brands, Inc.	700	66,185

Household Products (3.4%)
Kimberly-Clark Corp.	1,100	70,136
Procter & Gamble Co.	3,900	216,957

		287,093

Industrial Conglomerates (3.0%)
General Electric Co.	3,700	127,650
Tyco International, Ltd.	4,100	124,927

		252,577

Insurance (1.7%)
American International Group, Inc.	1,600	96,320
Genworth Financial, Inc. Class A	1,400	43,904

		140,224

Internet Software & Services (2.6%)
VeriSign, Inc.*	4,400	115,764
Yahoo!, Inc.*	3,200	106,688

		222,452

IT Consulting & Services (1.7%)
CACI International, Inc. Class A*	400	26,316
NAVTEQ Corp.*	2,600	114,322

		140,638

Machinery (1.0%)
Deere & Co.	1,200	88,236

Media (3.7%)
E.W. Scripps Co. Class A	1,300	65,689
Getty Images, Inc.*	1,400	113,050
XM Satellite Radio Holdings, Inc. Class A*	3,800	135,394

		314,133

	Number of
	Shares	Value

COMMON STOCKS
Metals & Mining (0.7%)
Newmont Mining Corp.	1,500	$56,325

Multiline Retail (1.5%)
Kohl’s Corp.*	2,200	123,970

Oil & Gas (2.2%)
Forest Oil Corp.*	1,000	44,760
XTO Energy, Inc.	4,100	143,869

		188,629

Pharmaceuticals (10.6%)
Abbott Laboratories	1,600	74,608
Johnson & Johnson	3,600	230,256
Medco Health Solutions, Inc.*	1,700	82,348
Medicis Pharmaceutical Corp. Class A	1,300	44,096
Pfizer, Inc.	2,800	74,200
Schering-Plough Corp.	7,500	156,150
Sepracor, Inc.*	2,200	115,170
Wyeth	2,400	109,800

		886,628

Semiconductor Equipment & Products (1.5%)
Intel Corp.	3,100	84,134
Maxim Integrated Products, Inc.	1,000	41,870

		126,004

Software (6.1%)
Activision, Inc.*	3,500	71,190
Macromedia, Inc.*	3,500	140,525
Microsoft Corp.	9,400	240,734
Oracle Corp.*	4,400	59,752

		512,201

Specialty Retail (3.7%)
Best Buy Company, Inc.	700	53,620
Home Depot, Inc.	3,600	156,636
Office Depot, Inc.*	3,600	102,168

		312,424

TOTAL COMMON STOCKS (Cost $6,983,444)		8,149,175

	Par
	(000)

SHORT-TERM INVESTMENT (2.5%)
State Street Bank and Trust Co.
Euro Time Deposit, 2.350%, 8/01/05
(Cost $208,000)	$ 208	208,000

TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $7,191,444)		8,357,175

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		43,513

NET ASSETS (100.0%)		$8,400,688

* Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $7,191,444, $1,255,843, $(90,112) and $1,165,731, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. — Harbinger Portfolio
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.4%)
Biotechnology (13.2%)
Martek Biosciences Corp.*§	1,400	$61,026
Neurocrine Biosciences, Inc.*§	900	44,622
Rigel Pharmaceuticals, Inc.*	2,800	60,606

		166,254

Commercial Services & Supplies (2.7%)
Greenfield Online, Inc.*	2,500	34,000

Computers & Peripherals (4.5%)
Avid Technology, Inc.*	700	28,805
Sigma Designs, Inc.*§	3,200	27,584

		56,389

Energy Equipment & Services (5.8%)
National Oilwell Varco, Inc.*	1,400	73,290

Healthcare Providers & Services (6.4%)
Amedisys, Inc.*§	1,000	39,140
Centene Corp.*	1,400	41,020

		80,160

Hotels, Restaurants & Leisure (5.1%)
Great Wolf Resorts, Inc.*§	1,900	25,821
Starwood Hotels & Resorts Worldwide, Inc.	600	37,992

		63,813

Internet & Catalog Retail (2.6%)
Alloy, Inc.*§	6,100	33,032

Internet Software & Services (7.6%)
Digitas, Inc.*	4,900	55,272
Openwave Systems, Inc.*§	2,200	40,810

		96,082

Media (8.5%)
aQuantive, Inc.*§	2,000	37,720
Lions Gate Entertainment Corp.*§	6,700	68,675

		106,395

Oil & Gas (6.7%)
Denbury Resources, Inc.*	1,800	84,240

Pharmaceuticals (6.5%)
Medicines Co.*	1,900	41,477
Medicis Pharmaceutical Corp. Class A	1,200	40,704

		82,181

Real Estate (4.7%)
HouseValues, Inc.*	3,300	58,443

	Number of
	Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products (13.5%)
Genesis Microchip, Inc.*	2,600	$64,584
Tessera Technologies, Inc.*	1,400	49,168
Trident Microsystems, Inc.*§	1,700	55,488

		169,240

Software (7.6%)
Activision, Inc.*	1,733	35,249
Macromedia, Inc.*	1,500	60,225

		95,474

TOTAL COMMON STOCKS (Cost $917,746)		1,198,993

SHORT-TERM INVESTMENT (28.3%)
State Street Navigator Prime Fund§§
(Cost $356,001)	356,001	356,001

TOTAL INVESTMENTS AT VALUE (123.7%) (Cost $1,273,747)		1,554,994
LIABILITIES IN EXCESS OF OTHER ASSETS (-23.7%)		(298,133)

NET ASSETS (100.0%)		$1,256,861

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the
“Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.
Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.
Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the
Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the
Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,273,747, $335,466, $(54,219) and $281,247, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. – Investment Grade Fixed Income Portfolio
Schedule of Investments
July 31, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (26.7%)
Aerospace & Defense (0.7%)
$ 65	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	$ 69,259

Banks (1.4%)
40	Bank of America Corp., Global Notes §	(AA- , Aa2)	10/01/10	4.250	39,317
25	Bank of America Corp., Rule 144A,
	Company Guaranteed Notes
	(Callable 12/31/06 @ $104.04) ‡	(A , Aa3)	12/31/26	8.070	27,013
25	Bank of New York Company, Inc.,
	Senior Subordinated Notes
	(Callable 03/15/08 @ $100.00) #	(A , A1)	03/15/13	3.400	24,129
25	Key Bank NA, Subordinated Notes	(A- , A2)	07/01/14	5.800	26,425
20	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	19,736

					136,620

Chemicals (0.2%)
25	Lubrizol Corp., Senior Notes	(BB+ , Baa3)	10/01/09	4.625	24,793

Commercial Services (1.5%)
45	Cendant Corp., Units	(BBB+ , Baa1)	08/17/06	4.890	44,857
15	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	15,176
90	Steelcase, Inc., Global Senior Notes	(BBB- , Ba1)	11/15/06	6.375	90,892

					150,925

Diversified Financials (7.7%)
55	BAE Systems Holdings, Inc., Rule 144A, Notes ‡	(BBB , Baa2)	08/15/15	5.200	54,637
20	Capital One Financial Corp., Senior Notes	(BBB- , Baa3)	05/17/07	4.738	20,108
50	Citigroup, Inc., Global Subordinated Notes	(A+ , Aa2)	09/15/14	5.000	50,154
40	Ford Motor Credit Co., Global Notes	(BB+ , Baa2)	01/25/07	6.500	40,433
50	Ford Motor Credit Co., Global Notes §	(BB+ , Baa2)	01/15/10	5.700	47,167
15	Ford Motor Credit Co., Global Notes	(BB+ , Baa2)	10/01/13	7.000	14,595
20	General Electric Capital Corp., Global Notes	(AAA , Aaa)	03/04/15	4.875	20,072
50	General Electric Capital Corp., Series MTNA,
	Global Notes	(AAA , Aaa)	06/15/12	6.000	53,565
25	General Motors Acceptance Corp., Global Bonds	(BB , Baa2)	11/01/31	8.000	24,315
35	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	35,124
55	Household Finance Corp., Global Notes §	(A , A1)	12/15/08	4.125	54,117
15	JPMorgan Chase & Co., Global Notes	(A+ , Aa3)	03/01/15	4.750	14,693
35	MBNA America Bank, Rule 144A, Subordinated
	Notes ‡	(BBB , Baa2)	03/15/08	6.750	36,928
13	Merey Sweeny LP, Rule 144A, Senior Notes ‡	(NR , Baa3)	12/18/19	8.850	15,898
30	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	29,211
125	OMX Timber Finance Investment LLC, Rule 144A,
	Company Guaranteed Notes
	(Callable 10/31/19 @ $100.00) ‡#	(A+ , Aa3)	01/29/20	5.420	126,516
60	SLM Corp., Series MTNA, Global Notes	(A , A2)	01/15/09	4.000	58,927
70	Toll Brothers Finance Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	11/15/12	6.875	76,756

					773,216

Electric (2.4%)
17	American Electric Power Company, Inc.,
	Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	17,229
40	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	41,928
15	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	14,835
25	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	24,886

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric
$ 25	Oklahoma Gas & Electric Co., Bonds
	(Callable 08/01/14 @ $103.25)	(BBB+ , A2)	08/01/34	6.500	$ 26,346
20	Old Dominion Electric Cooperative, Series A,
	Secured Notes	(AAA , Aaa)	06/01/11	6.250	21,519
20	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa1)	03/01/34	6.050	21,517
25	PacifiCorp, First Mortgage Notes §	(A- , A3)	11/15/11	6.900	27,875
50	TXU Corp., Rule 144A, Notes §‡	(BB+ , Ba1)	11/15/14	5.550	48,994

					245,129

Environmental Control (0.6%)
45	Waste Management, Inc., Global Company
	Guaranteed Notes §	(BBB , Baa3)	05/15/32	7.750	56,454

Food (0.7%)
30	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/11	6.750	32,575
30	ConAgra Foods, Inc., Notes §	(BBB+ , Baa1)	09/15/30	8.250	39,924

					72,499

Gas (0.3%)
35	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	35,327

Home Builders (2.0%)
75	Centex Corp., Senior Notes	(BBB , Baa2)	11/01/10	4.550	73,252
75	Lennar Corp., Rule 144A, Senior Unsecured
	Notes ‡	(BBB , Baa3)	05/31/15	5.600	75,619
25	Pulte Homes, Inc., Notes §	(BBB- , Baa3)	02/15/15	5.200	24,407
25	Pulte Homes, Inc., Notes	(BBB- , Baa3)	02/15/35	6.000	23,983

					197,261

Insurance (1.8%)
75	American International Group, Inc., Global
	Notes #	(AA , Aa)	05/15/13	4.250	71,712
50	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	48,965
40	Nationwide Mutual Insurance Co., Rule 144A,
	Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	40,801
20	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	22,172

					183,650

Investment Company (0.3%)
25	Frank Russell Co., Rule 144A, Company
	Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	25,903

Media (1.1%)
16	Comcast Cable Communications Holdings, Inc.,
	Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	19,262
30	News America Holdings, Inc., Company
	Guaranteed Notes	(BBB- , Baa3)	02/01/13	9.250	37,583
20	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	23,875
20	Time Warner, Inc., Global Company Guaranteed
	Notes	(BBB+ , Baa1)	04/15/31	7.625	24,721
5	Time Warner, Inc., Global Notes	(BBB+ , Baa1)	05/01/12	6.875	5,576

					111,017

Mining (0.4%)
40	Phelps Dodge Corp., Senior Notes §	(BBB , Baa2)	03/15/34	6.125	41,544

Miscellaneous Manufacturing (0.5%)
50	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	49,201

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil & Gas (1.4%)
$ 35	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	$ 41,661
50	Enterprise Products Operating LP, Series B,
	Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	54,119
25	Pemex Project Funding Master Trust, Rule 144A,
	Company Guaranteed Notes ‡#	(BBB , Baa1)	06/15/10	4.710	25,812
25	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	25,098

					146,690

Pipelines (0.2%)
25	Kinder Morgan Energy Partners LP, Notes	(BBB+ , Baa1)	11/15/14	5.125	24,980

Real Estate (0.3%)
30	EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	29,465

Retail (0.6%)
50	Target Corp., Notes	(A+ , A2)	08/15/10	7.500	56,432

Software (0.4%)
45	First Data Corp., Senior Notes §	(A+ , A1)	06/15/15	4.950	44,743

Telecommunications (2.2%)
25	ALLTEL Corp., Notes	(A , A2)	05/17/07	4.656	25,090
20	Motorola, Inc., Notes §	(BBB+ , Baa2)	11/16/07	4.608	20,006
10	New Cingular Wireless Services, Inc., Global
	Senior Notes	(A , Baa2)	03/01/31	8.750	13,858
20	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	20,145
20	Sprint Capital Corp., Global Company Guaranteed
	Notes	(BBB- , Baa3)	01/30/11	7.625	22,597
55	Sprint Capital Corp., Global Company Guaranteed
	Notes	(BBB- , Baa3)	03/15/32	8.750	75,919
40	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	40,565

					218,180

TOTAL CORPORATE BONDS (Cost $2,672,745)					2,693,288

ASSET BACKED SECURITIES (10.9%)
13	Ameriquest Mortgage Securities, Inc., Series
	2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	3.810	13,481
70	Asset Backed Funding Certificates, Series
	2005-AQ1, Class A4 #	(AAA , Aaa)	06/25/35	5.010	69,595
35	Asset Backed Funding Certificates, Series
	2005-AQ1, Class M1 #	(AA , Aa)	06/25/35	5.240	34,421
35	CIT Group Home Equity Loan Trust, Series 2003-1,
	Class M1	(AA , Aa2)	10/20/32	4.670	34,449
18	Countrywide Asset-Backed Certificates, Series
	2003-BC1, Class A1 #	(AAA , Aaa)	03/25/33	3.860	17,615
50	Countrywide Asset-Backed Certificates, Series
	2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	49,320
29	Countrywide Home Equity Loan Trust, Series
	2002-C, Class A #	(AAA , Aaa)	05/15/28	3.628	28,853
75	DaimlerChrysler Auto Trust, Series 2004-B,
	Class A4	(AAA , Aaa)	10/08/09	3.710	73,969
105	Finance America Mortgage Loan Trust, Series
	2004-2, Class M1 #	(AA+ , Aa1)	08/25/34	4.010	105,330
50	First Franklin Mortgage Loan Asset-Backed
	Certificates, Series 2005-FF5, Class A2B #	(AAA , Aaa)	03/25/35	3.690	49,969
100	Ford Credit Auto Owner Trust, Series 2003-A,
	Class A4B #	(AAA , Aaa)	06/15/07	3.478	100,047
105	GE Capital Credit Card Master Note Trust,
	Series 2004-2, Class A #	(AAA , Aaa)	09/15/10	3.428	105,146

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
$ 16	Greenpoint Home Equity Loan Trust, Series
	2003-1, Class A #	(AAA , Aaa)	04/15/29	3.658	$ 15,630
50	Honda Auto Receivables Owner Trust, Series
	2003-1, Class A4 #	(AAA , Aaa)	07/18/08	2.480	49,297
35	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class M1 #	(AA , Aa1)	09/25/35	3.890	35,031
125	MBNA Credit Card Master Note Trust, Series
	2002-A4, Class A4 #	(AAA , Aaa)	08/17/09	3.658	125,290
55	MBNA Credit Card Master Note Trust, Series
	2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	60,130
10	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS3, Class AI2	(AAA , Aaa)	03/25/29	3.380	10,206
47	SLM Student Loan Trust, Series 2000-1,
	Class A2L #	(AAA , Aaa)	01/25/13	3.830	47,232
62	SLM Student Loan Trust, Series 2003-1,
	Class A2 #	(AAA , Aaa)	06/17/13	3.450	62,337
15	Vanderbilt Mortgage Finance, Series 1998-C,
	Class 1B1	(BBB , Baa)	02/07/15	6.970	14,850

TOTAL ASSET BACKED SECURITIES (Cost $1,106,055)					1,102,198

MORTGAGE-BACKED SECURITIES (48.2%)
90	Bank of America Commercial Mortgage, Inc.,
	Series 2005-1, Class A5 #	(AAA , Aaa)	11/10/42	4.977	91,881
50	Bank of America Commercial Mortgage, Inc.,
	Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	49,646
100	Bear Stearns Commercial Mortgage Securities,
	Inc., Series 2005-PWR8, Class A4	(AAA , Aaa)	06/11/41	4.674	98,062
85	Fannie Mae Global Bonds	(AAA , Aaa)	11/15/30	6.625	107,059
231	Fannie Mae Pool #357739 ‡‡	(AAA , Aaa)	03/01/35	6.000	236,819
127	Fannie Mae Pool #357790 ‡‡	(AAA , Aaa)	07/01/35	6.000	130,103
99	Fannie Mae Pool #618250 ‡‡	(AAA , Aaa)	07/01/35	6.000	100,934
77	Fannie Mae Pool #703337 ‡‡	(AAA , Aaa)	04/01/33	5.500	77,756
45	Fannie Mae Pool #713667 ‡‡	(AAA , Aaa)	07/01/33	5.000	44,522
47	Fannie Mae Pool #721796 ‡‡	(AAA , Aaa)	06/01/18	4.500	46,076
100	Fannie Mae Pool #725205 ‡‡	(AAA , Aaa)	03/01/34	5.000	98,295
86	Fannie Mae Pool #725231 ‡‡	(AAA , Aaa)	02/01/34	5.000	84,389
113	Fannie Mae Pool #725248 ‡‡	(AAA , Aaa)	03/01/34	5.000	111,486
81	Fannie Mae Pool #725277 ‡‡	(AAA , Aaa)	03/01/19	4.500	79,668
115	Fannie Mae Pool #725414 ‡‡	(AAA , Aaa)	05/01/19	4.500	112,771
118	Fannie Mae Pool #733389 ^^	(AAA , Aaa)	08/01/33	5.000	116,412
167	Fannie Mae Pool #735196 #^^	(AAA , Aaa)	11/01/34	4.038	166,467
74	Fannie Mae Pool #743364	(AAA , Aaa)	10/01/33	5.500	74,848
99	Fannie Mae Pool #753108	(AAA , Aaa)	07/01/35	5.500	99,366
153	Fannie Mae Pool #758789	(AAA , Aaa)	12/01/33	5.500	153,570
108	Fannie Mae Pool #761831	(AAA , Aaa)	08/01/33	5.500	108,574
71	Fannie Mae Pool #767184	(AAA , Aaa)	02/01/19	5.500	72,916
118	Fannie Mae Pool #772297	(AAA , Aaa)	03/01/34	5.500	118,838
130	Fannie Mae Pool #790724	(AAA , Aaa)	09/01/34	5.500	130,596
83	Fannie Mae Pool #794268	(AAA , Aaa)	09/01/34	6.500	86,396
47	Fannie Mae Pool #822087	(AAA , Aaa)	07/01/35	7.000	49,854
89	Fannie Mae Pool #822747	(AAA , Aaa)	05/01/35	6.500	91,900
125	Fannie Mae Pool #826514	(AAA , Aaa)	07/01/35	6.000	128,335
105	Fannie Mae Pool #826609	(AAA , Aaa)	07/01/35	4.500	100,796
100	Federal Home Loan Bank Global Bonds	(AAA , Aaa)	06/18/14	5.250	105,158
300	FNMA TBA	(AAA , Aaa)	08/01/35	5.000	295,500
170	FNMA TBA	(AAA , Aaa)	08/01/35	5.500	170,903
145	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	148,790
95	Freddie Mac Global Subordinated Notes	(AAA , Aaa)	03/21/11	5.875	100,850
109	Freddie Mac Pool #A23629	(AAA , Aaa)	07/01/35	5.000	107,219
82	Freddie Mac Pool #A24892	(AAA , Aaa)	07/01/34	6.000	83,377

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE-BACKED SECURITIES
$ 82	Freddie Mac Pool #A26682	(AAA , Aaa)	09/01/34	6.000	$ 83,567
100	Freddie Mac Pool #A36194	(AAA , Aaa)	07/01/35	5.000	98,486
42	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	42,259
100	Freddie Mac Pool #E01216	(AAA , Aaa)	10/01/17	5.500	101,834
87	Ginnie Mae Pool #3666	(AAA , Aaa)	01/20/35	6.000	89,456
100	GS Mortgage Securities Corp. II, Series 2004-GG2,
	Class A4	(AAA , Aaa)	08/10/38	4.964	100,750
55	JPMorgan Chase Commercial Mortgage Securities
	Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	53,819
110	JPMorgan Chase Commercial Mortgage Securities
	Corp., Series 2005-CB12, Class AM #	(AAA , Aaa)	09/12/37	4.948	110,546
92	LB-UBS Commercial Mortgage Trust, Series
	2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	89,120
105	LB-UBS Commercial Mortgage Trust, Series
	2005-C3, Class AM	(AAA , Aaa)	07/15/40	4.794	103,580

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,866,426)					4,853,549

FOREIGN BONDS (5.4%)
Asset Backed Securities (1.0%)
100	Pure Mortgages, Series 2004-1A, Class A
	(Ireland) #	(AAA , Aaa)	02/28/34	3.620	100,000

Beverages (0.6%)
25	Diageo Capital PLC, Global Notes
	(United Kingdom)	(A , A2)	05/03/10	4.375	24,776
35	Diageo Finance BV, Global Company Guaranteed
	Notes (Netherlands)	(A , A2)	04/01/11	3.875	33,670

					58,446

Chemicals (0.2%)
15	Methanex Corp., Yankee Notes (Canada)	(BBB- , Ba1)	08/15/05	7.750	14,981

Diversified Financials (0.3%)
30	BTM Curacao Holdings NV, Rule 144A, Bank
	Guaranteed Notes (Callable 07/21/10 @ $100.00)
	(Netherlands) ‡#	(A- , A2)	07/21/15	4.760	29,839

Electric (0.2%)
20	Compania Nacional de Transmision Electrica SA,
	Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	22,603

Holding Companies-Diversified (0.6%)
55	Pacificorp Australia, Rule 144A, Bonds
	(Australia) ‡	(AAA , Aaa)	01/15/08	6.150	57,045

Insurance (0.2%)
20	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	20,085

Media (0.3%)
25	Thomson Corp., Global Notes (Canada)	(A- , A3)	01/05/12	6.200	26,758

Mining (0.1%)
15	Falconbridge, Ltd., Notes (Canada)	(BBB- , Baa3)	06/15/17	5.500	14,846

Miscellaneous Manufacturing (0.3%)
30	Tyco International Group SA, Yankee Company
	Guaranteed Notes (Luxembourg)	(BBB , Baa3)	10/15/11	6.375	32,540

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Oil & Gas (0.4%)
$ 10	Canadian Natural Resources, Ltd., Yankee
	Notes (Canada)	(BBB+ , Baa1)	07/15/11	6.700	$ 10,871
25	Nexen, Inc., Yankee Notes (Canada)	(BBB- , Baa2)	03/10/35	5.875	24,880

					35,751

Pipelines (0.1%)
15	Trans-Canada Pipelines, Ltd., Yankee Bonds
	(Canada)	(A- , A2)	01/15/15	4.875	14,905

Sovereign (0.8%)
25	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	12/30/19	8.125	30,288
30	United Mexican States, Series MTN, Global
	Notes (Mexico) §	(BBB , Baa1)	01/16/13	6.375	31,785
20	United Mexican States, Series MTNA, Global
	Notes (Mexico)	(BBB , Baa1)	04/08/33	7.500	22,940

					85,013

Telecommunications (0.3%)
25	Deutsche Telekom International Finance BV,
	Global Company Guaranteed Notes
	(Netherlands) #	(A- , A3)	06/15/30	8.750	33,545

TOTAL FOREIGN BONDS (Cost $545,952)					546,357

UNITED STATES TREASURY OBLIGATIONS (8.7%)
98	Treasury Inflation-Index Notes §	(AAA , Aaa)	07/15/14	2.000	99,072
285	Treasury Inflation-Index Notes §	(AAA , Aaa)	01/15/15	1.625	278,834
98	Treasury Inflation-Index Notes §	(AAA , Aaa)	01/15/25	2.375	103,474
60	United States Treasury Bonds §	(AAA , Aaa)	02/15/23	7.125	78,551
40	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	45,466
14	United States Treasury Notes §	(AAA , Aaa)	09/30/06	2.500	13,776
10	United States Treasury Notes §	(AAA , Aaa)	05/15/08	3.750	9,922
200	United States Treasury Notes §	(AAA , Aaa)	07/15/10	3.875	197,828
50	United States Treasury Notes §	(AAA , Aaa)	05/15/15	4.125	49,383

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $881,343)					876,306

MUNICIPAL BONDS (2.2%)
California (0.4%)
35	California Educational Facilities Authority Revenue
	Bonds, University of Southern
	California, Series C	(AA+ , Aa1)	10/01/33	5.000	37,163

New York (0.6%)
60	New York City Municipal Water Finance Authority
	Revenue Bonds, Water & Sewer Systems,
	Series D	(AA+ , Aa2)	06/15/37	5.000	63,052

Texas (1.2%)
120	University of Texas, University Revenue Bonds,
	Financing Systems, Series D	(AAA , Aaa)	08/15/34	5.000	125,916

TOTAL MUNICIPAL BONDS (Cost $224,891)					226,131

Number of
Shares				Value

PREFERRED STOCK (0.3%)
Telecommunications (0.3%)
20	Centaur Funding Corp., Series B, Rule 144A ‡
	(Cost $23,257)			$ 26,444

SHORT-TERM INVESTMENTS (16.1%)
1,341,019	State Street Navigator Prime Fund§§			1,341,019

Par
(000)		Maturity	Rate%

$ 165	Freddie Mac Discount Notes ^^	08/23/05	3.286	164,666
104	State Street Bank and Trust Co. Euro Time Deposit ^^	08/01/05	2.350	104,000
15	United States Treasury Bills ^^	08/04/05	2.900	14,996

TOTAL SHORT-TERM INVESTMENTS (Cost $1,624,681)				1,624,681

TOTAL INVESTMENTS AT VALUE (118.5%) (Cost $11,945,350)				11,948,954
LIABILITIES IN EXCESS OF OTHER ASSETS (-18.5%)				(1,867,545)

NET ASSETS (100.0%)				$ 10,081,409

OPEN FUTURES CONTRACTS
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation
Futures Contract	Contracts	Date	Amount	Value	(Depreciation)

Federal Republic of
Germany 10 Year
Bonds Futures	2	09/08/05	$ 296,285	$ 297,468	$ 1,183
U.S. Treasury 2 Year
Notes Futures	4	09/30/05	830,783	825,938	(4,845)

			1,127,068	1,123,406	(3,662)

U.S. Treasury 20 Year
Bonds Futures	(4)	09/21/05	(467,389)	(461,250)	6,139
U.S. Treasury 5 Year
Notes Futures	(3)	09/21/05	(323,144)	(321,609)	1,535
U.S. Treasury 10 Year
Notes Futures	(12)	09/21/05	(1,348,058)	(1,331,813)	16,245

			(2,138,591)	(2,114,672)	23,919

			$(1,011,523)	$ (991,266)	$ 20,257

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
		Foreign Currency
Forward Foreign	Expiration	To Be		Contract	Contract	Unrealized
Currency Contract	Date	Purchased/(Sold)		Amount	Value	Gain (Loss)

Australian Dollar	10/13/2005	A$	203,000	$ 151,152	$ 153,685	$2,533
Australian Dollar	10/13/2005	A$	(203,000)	(152,079)	(153,685)	(1,606)
British Pound	10/13/2005		£57,000	99,908	100,175	267
European Economic Unit	10/13/2005		€(376,000)	(455,744)	(458,139)	(2,395)
Japanese Yen	10/13/2005		¥50,890,000	457,562	457,411	(151)
Japanese Yen	10/13/2005		¥(34,000,000)	(305,579)	(305,599)	(20)
Norwegian Krone	10/13/2005	NKr	668,000	102,361	103,443	1,082
Swiss Franc	10/13/2005	Swf	798,000	102,113	103,298	1,185

				$ (306)	$ 589	$895

INVESTMENT ABBREVIATIONS BKNT = Bank Notes MTN = Medium Term Notes MTNA = Medium Term Notes Series A TBA = To be Announced NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service,
Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of
$606,626 or 6.02% of net assets.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2005.
^^	Collateral segregated for TBA securities.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quota tion in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $11,945,350, $80,835, $(77,231) and $3,604 respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Institutional Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005